Transactions with Related Parties, Loan Agreement dated October 4, 2016 (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Loan Agreement [Abstract]
Balance outstanding	$ 192,679	$ 195,021
Jelco [Member] | Loan Agreement Dated October 4, 2016 [Member]
Loan Agreement [Abstract]
Balance outstanding	$ 5,900